Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000251596
Shareholder Report [Line Items]
Fund Name	Essential 40 Stock ETF
Trading Symbol	ESN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Essential 40 Stock ETF ("Fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://essential40etf.com/#documents. You can also request this information by contacting us at 1-844-767-3863.
Additional Information Phone Number	1-844-767-3863
Additional Information Website	https://essential40etf.com/#documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Essential 40 Stock ETF	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 88,422,773
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 192,662
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$88,422,773 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$192,662 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	4.9%
Consumer Staples	5.1%
Utilities	5.5%
Energy	7.1%
Consumer Discretionary	9.1%
Communications	9.8%
Health Care	11.0%
Financials	11.1%
Industrials	14.4%
Technology	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Group, Inc.	3.0%
International Business Machines Corporation	2.9%
CVS Health Corporation	2.9%
Visa, Inc., Class A	2.9%
Boeing Company (The)	2.8%
American Water Works Company, Inc.	2.8%
Waste Management, Inc.	2.8%
Palo Alto Networks, Inc.	2.8%
Costco Wholesale Corporation	2.8%
Nutrien Ltd.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

On October 18, 2024, the Essential 40 Stock Fund merged into a newly‑created ETF shell, effectively converting the Essential 40 Stock Fund’s structure from a mutual fund to an ETF, the Essential 40 Stock ETF:

The merger resulted in mutual fund shares being restructured as ETF shares trading on The NASDAQ Stock Market, LLC, under ticker “ESN”. Shareholders now trade intra-day at market prices rather than transacting at daily NAV. Authorized Participants (APs) may create/redeem ETF shares in-kind. Shareholder liquidity, transparency, and potential tax efficiency have increased relative to the mutual fund structure.